CAPITAL STRUCTURE	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
CAPITAL STRUCTURE
CAPITAL STRUCTURE

NOTE 8 – CAPITAL STRUCTURE

Preferred Stock

The Company is authorized to issue 100 million shares of preferred stock, of which 6,000,000 are designated as Series A convertible preferred stock. The preferred stock has a liquidation preference over the common stock and is non-voting. As of September 30, 2024 and December 31, 2023, no preferred shares were issued and outstanding.

Major Rights & Preferences of Series A Preferred Stock

On and effective October 4, 2021, the Company amended and restated its articles of incorporation (the “Amended and Restated Articles”) and filed a certificate of designation (the “COD”) for its Series A Preferred Stock (the “Series A Preferred Stock”) with the State of Nevada. The Amended and Restated Articles allow the Company’s Board of Directors the authority to authorize the issuance of preferred stock from time to time in one or more classes or series by resolution. On February 23, 2022, the Company filed Correction No. 1 to the COD. On July 28, 2022, the Company filed an Amendment to the COD with the State of Nevada to allow a holder to waive application of the Beneficial Ownership Limitation with respect to the conversion of Series A Preferred Stock.

With respect to payment of dividends and distribution of assets upon liquidation, dissolution, or winding up of the Company, whether voluntary or involuntary, all shares of the Series A Preferred Stock will rank: (i) senior to all of the Company’s Common Stock and any other equity securities that the Company may issue in the future, (ii) equal to any other equity securities that the Company may issue in the future, the terms of which specifically provide that such equity securities are on parity or senior to the Series A Preferred Stock (“Parity Securities”), (iii) junior to all other equity securities the Company issues, the terms of which specifically provide that such equity securities rank senior to the Series A Preferred Stock, and (iv) junior to all of the Company’s existing and future indebtedness; without the prior written consent of the Majority Holders.

In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company (a “Liquidation”), the Holders of shares of Series A Preferred Stock shall be first entitled to receive out of the assets of the Company available for distribution to its shareholders.

Each Holder shall not be entitled to vote with holders of outstanding shares of Common Stock, voting together as a single class, with respect to any and all matters presented to the stockholders of the Company for their action or consideration, except as provided by law or as set forth in the COD.  The holders of Series A Preferred Stock are entitled to receive dividends paid and distributions made to the holders of Common Stock to the same extent as if the holders of Series A Preferred Stock had converted such shares into shares of Common Stock.

The Series A Preferred Stock was initially convertible into the Company’s Common Stock as determined by dividing the number of shares of Series A Preferred Stock to be converted by the lower of (i) $75.00 or (ii) 80% of the average volume weighted average price for the Company’s Common Stock for the five trading days immediately following the effectiveness of the registration statement concerning the shares (the “Conversion Price”). On June 14, 2022, the Conversion Price was reset to $15.54 per share.

Each holder is entitled to receive dividends in shares of Series A Preferred Stock or cash determined based on the stated value of each Series A Preferred Stock at the dividend rate of 8.0% per year. For the year ended December 31, 2022, the Company recorded $372,414 as a deemed dividend in accordance with the Series A Preferred Stock cumulative dividend. As of December 31, 2022, the cumulative dividend has been recorded as mezzanine equity. Following, Mr. Siokas waiver of the right to receive the dividends on February 26, 2024, and the unanimous written consent of the Company’s Board of Directors on February 29, 2024, through which was resolved that the Company shall remove all accrued and unpaid dividends payable to the previous holders of Series A Preferred stock, the Company eliminated the total deemed dividend of $372,414 through retained earnings. Thus, the balance of mezzanine equity as of September 30, 2024, and December 31, 2023 is $0.

The Series A Shares rank senior to all of the Company’s Common Stock and any other equity securities that the Company may issue in the future with respect to payment of dividends and distribution of assets upon liquidation, dissolution or winding up. While the Series A Shares are outstanding, the Company may not amend, alter or change adversely the powers, preferences or rights given to the Series A Shares, create, or authorize the creation of, any additional class or series of capital stock of the Company (or any security convertible into or exercisable for any class or series of capital stock of the Company), including any class or series of capital stock of the Company that ranks superior to or in parity with the Series A Shares, alter, amend, modify, or repeal its Articles of Incorporation or other charter documents in any manner that adversely affects any rights of the holders of Series A Shares, increase or decrease the number of authorized shares of Series A Shares, any agreement, commitment or transaction that would result in a Change of Control, any sale or disposition of any material assets outside of the ordinary course of business of the Company, any material change in the principal business of the Company, including the entry into any new line of business or exit of any current line of business, and circumvent a right or preference of the Series A Shares. Any holder of the Series A Shares shall have the right by written election to the Company to convert all or any portion of the outstanding Series A Shares. Immediately upon effectiveness of a registration statement registering for resale all of the Registrable Securities (as defined in the Registration Rights Agreement), all outstanding Series A Shares shall automatically convert into Common Stock, subject to certain beneficial ownership limitations.

Treasury stock

As of September 30, 2024 and December 31, 2023, the Company held 86,497 and 86,497, respectively, shares of our common stock at a cost of $917,159 and $917,159, respectively. Shares of our common stock that are repurchased are classified as treasury stock pending future use and reduce the number of shares outstanding used in calculating earnings per share. Cosmos may repurchase shares from time to time through open market purchases in accordance with applicable securities laws and other restrictions. The Company repurchased no shares of our common stock during the nine months ended September 30, 2024. The Company repurchased 71,000 shares of our common stock for $100,452 during the year ended December 31, 2023. The Company repurchased no shares of our common stock during the nine months ended September 30, 2024.

On January 24, 2023 the Company announced that its Board of Directors has approved a share repurchase program with authorization to purchase up to $3 million of its common stock. Cosmos may repurchase shares from time to time through open market purchases in accordance with applicable securities laws and other restrictions.

Common Stock

The Company is authorized to issue 300 million shares of common stock. As of September 30, 2024 and December 31, 2023, the Company had 17,834,023 and 15,982,472 shares of our common stock issued, respectively, and 21,346,023 and 15,895,975 shares outstanding, respectively.

Issuance of Common Stock

During the nine-month period ended September 30, 2023 the Company issued 15,258 shares to a consultant for services rendered. The shares were valued and expensed on the date of issuance and are separately presented in the condensed consolidated statement of changes in stockholders’ equity and mezzanine as “Shares issued in lieu of cash”.

During the nine months ended September 30, 2024, the Company raised additional equity funds pursuant to an at-the-market sales agreement under two Prospectus Supplements to its Registration Statement on Form S-3 (No. 333-267550) filed with the SEC on February 29 and March 7, 2024. More specifically, the Company sold 901,488 shares of common stock for gross proceeds of $648,893. Placement agent’s fees and other commissions amounted to $19,467 and thus the total net proceeds for the period were $629,426.

On December 29, 2023, the Company had entered into a warrant exchange agreement (the “Warrant Exchange”) with an investor to reduce the exercise price of 2,437,063 warrants from $2.75 per share to $1.45 per shares as an inducement to exercise. The Company issued 1,487,000 shares of common stock, held 950,063 shares in escrow until the investor’s beneficial ownership limitation allows for the transfer of the escrow shares, and received gross cash proceeds of 3,533,741. The 950,063 shares were issued within the nine-month period ended September 30, 2024 but were already valued in the year ended December 31, 2023.

On September 26, 2024, the Company entered into a Warrant Inducement Letter (the “Letter”) with an investor pursuant to which the Company issued 9,748,252 new warrants (the “New Warrants”) and reduced the exercise price of 4,874,126 warrant shares from $1.45 to $0.8701 to induce exercise and receive gross cash proceeds of $4,240,977 (the “Original Warrants”). The Company issued 2,332,000 shares of common stock, held 2,532,126 shares in escrow until the investor’s beneficial ownership limitation allows for the transfer of the escrow shares.

Exercise of Warrants

During the nine months ended September 30, 2024, the Company issued 2,332,000 shares of common stock upon the exercise of 2,332,000 warrants. The Company received gross proceeds of $4,240,977 upon exercise. The net proceeds after deducting legal, agent and escrow fees of $372,109 amounted to $3,868,868. The warrants were exercised following the Warrant Inducement letter the Company signed on September 26, 2024, through which their exercise price was reduced from $1.45 to $0.8701.

Warrant Classification

The Company determines the classification of its warrants upon issuance by identifying the instrument issued to determine if it is debt or equity classified. The Company determined its warrants meet the scope exception in ASC 815-10 and are equity classified because, (a) the warrant is indexed to the Company’s own stock, (b) require settlement in equity shares, and (c) the Company has enough authorized and unissued shares.

NOTE 7 – CAPITAL STRUCTURE

Preferred Stock

The Company is authorized to issue 100 million shares of preferred stock, of which 6,000,000 are designated as Series A convertible preferred stock. The preferred stock has a liquidation preference over the common stock and is non-voting. As of December 31, 2023 and 2022, all Series A convertible preferred stock had been converted and no preferred shares were issued and outstanding.

Major Rights & Preferences of Series A Preferred Stock

On and effective October 4, 2021, the Company amended and restated its articles of incorporation (the “Amended and Restated Articles”) and filed a certificate of designation (the “COD”) for its Series A Preferred Stock (the “Series A Preferred Stock”) with the State of Nevada. The Amended and Restated Articles allow the Company’s Board of Directors the authority to authorize the issuance of preferred stock from time to time in one or more classes or series by resolution. On February 23, 2022, the Company filed Correction No. 1 to the COD. On July 28, 2022, the Company filed an Amendment to the COD with the State of Nevada to allow a holder to waive application of the Beneficial Ownership Limitation with respect to the conversion of Series A Preferred Stock.

With respect to payment of dividends and distribution of assets upon liquidation, dissolution, or winding up of the Company, whether voluntary or involuntary, all shares of the Series A Preferred Stock will rank: (i) senior to all of the Company’s Common Stock and any other equity securities that the Company may issue in the future, (ii) equal to any other equity securities that the Company may issue in the future, the terms of which specifically provide that such equity securities are on parity or senior to the Series A Preferred Stock (“Parity Securities”), (iii) junior to all other equity securities the Company issues, the terms of which specifically provide that such equity securities rank senior to the Series A Preferred Stock, and (iv) junior to all of the Company’s existing and future indebtedness; without the prior written consent of the Majority Holders.

In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company (a “Liquidation”), the Holders of shares of Series A Preferred Stock shall be first entitled to receive out of the assets of the Company available for distribution to its shareholders.

Each Holder shall not be entitled to vote with holders of outstanding shares of Common Stock, voting together as a single class, with respect to any and all matters presented to the stockholders of the Company for their action or consideration, except as provided by law or as set forth in the COD.  The holders of Series A Preferred Stock are entitled to receive dividends paid and distributions made to the holders of Common Stock to the same extent as if the holders of Series A Preferred Stock had converted such shares into shares of Common Stock.

The Series A Preferred Stock was initially convertible into the Company’s Common Stock as determined by dividing the number of shares of Series A Preferred Stock to be converted by the lower of (i) $75.00 or (ii) 80% of the average volume weighted average price for the Company’s Common Stock for the five trading days immediately following the effectiveness of the registration statement concerning the shares (the “Conversion Price”). On June 14, 2022, the Conversion Price was reset to $15.54 per share.

Each holder is entitled to receive dividends in shares of Series A Preferred Stock or cash determined based on the stated value of each Series A Preferred Stock at the dividend rate of 8.0% per year. For the year ended December 31, 2022, the Company recorded $372,414 as a deemed dividend in accordance with the Series A Preferred Stock cumulative dividend. As of December 31, 2022, the cumulative dividend has been recorded as mezzanine equity. Following, Mr. Siokas waiver of the right to receive the dividends on February 26, 2024 and the unanimous written consent of the Company’s Board of Directors on February 29, 2024, through which was resolved that the Company shall remove all accrued and unpaid dividends payable to the previous holders of Series A Preferred stock, the Company eliminated the total deemed dividend of $372,414 through retained earnings. Thus, the balance of mezzanine equity as of December 31, 2023 is $0.

On February 28, 2022, the Company entered into a securities purchase agreement, or the Purchase Agreement, with certain investors and an insider for a private placement of the Company’s securities (the “Private Placement”).

The Private Placement consisted of the sale of 6,000 shares of the Company’s Series A Convertible Preferred Stock, or the Series A Shares, at a price of $1,000 per share, and 80,000 warrants to purchase shares of common stock, or the Warrants, for aggregate gross proceeds of approximately $6 million. The Warrants were initially exercisable to purchase shares of common stock at $82.50 per share, or 110% of the Series A Shares initial conversion price and will expire five and one-half years following the initial exercise date of the Warrants. The Company determined that the 80,000 warrants are additional value being distributed to the preferred stockholders and presented the warrants’ fair value of $5,788,493 as a deemed dividend on issuance of warrants in the consolidated statements of operations and comprehensive loss. The warrants were valued using the Black-Scholes option pricing model with the following terms: a) exercise price of $82.50, b) common stock fair value of $85.50, c) volatility of 118%, d) discount rate of 1.71%, e) term of 5.50 years and f) dividend rate of 0%.

The closing of the Private Placement occurred on February 28, 2022. As a condition to the closing of the sale, the Company’s common stock received conditional approval for listing and trading on the Nasdaq Capital Market and commenced trading on February 28, 2022, under the trading symbol COSM. Concurrent with the issuance of the Series A Shares, the Company executed a registration rights agreement (the “Registration Rights Agreement”) to register the resale of the shares of common stock issuable upon conversion of the Series A Shares and the shares of common stock issuable upon exercise of the warrants issued in connection with the Series A Shares. The Company was required to file its initial registration statement within 45 days following February 28, 2022. The Effectiveness Date was required to be 60 days after February 28, 2022, or 75 days following the SEC’s full review, and any additional registration statements that may be required are to be filed within 20 days following the date required by the SEC. If the Company fails to timely file its initial registration statement, or any additional registration statement, or otherwise comply with the requirements of the Registration Rights Agreement, the Company shall pay each holder 2% of the subscription amount in cash until cured, with an additional penalty of 18% if the cash payment is not made within seven days of the cash payable date.

The Company filed its initial registration statement on May 25, 2022, and thus accrued for liquidated damages payable to the holders in the amount of $250,260, calculated as described above, for both the late filing of the registration statement (event) and the 1st anniversary (30 days following the event date) of the event, which, along with an additional lump sum amount of $2,000,000 agreed to be paid to the investors as additional damages, led to a total amount of $2,250,260 concerning liquidated damages related to the February Private Placement within the year ended December 31, 2022. Upon the effectiveness of the Company’s registration statement, the Series A Shares conversion price was adjusted to $15.54 and the warrant exercise price was adjusted to $15.54 per share. The Company recorded a deemed dividend in the amount of $8,189,515 upon reducing the conversion price from $75.00 to $15.54 which was recorded as an increase to additional paid-in capital and an increase to accumulated deficit.

The Series A Shares rank senior to all of the Company’s Common Stock and any other equity securities that the Company may issue in the future with respect to payment of dividends and distribution of assets upon liquidation, dissolution or winding up. While the Series A Shares are outstanding, the Company may not amend, alter or change adversely the powers, preferences or rights given to the Series A Shares, create, or authorize the creation of, any additional class or series of capital stock of the Company (or any security convertible into or exercisable for any class or series of capital stock of the Company), including any class or series of capital stock of the Company that ranks superior to or in parity with the Series A Shares, alter, amend, modify, or repeal its Articles of Incorporation or other charter documents in any manner that adversely affects any rights of the holders of Series A Shares, increase or decrease the number of authorized shares of Series A Shares, any agreement, commitment or transaction that would result in a Change of Control, any sale or disposition of any material assets outside of the ordinary course of business of the Company, any material change in the principal business of the Company, including the entry into any new line of business or exit of any current line of business, and circumvent a right or preference of the Series A Shares. Any holder of the Series A Shares shall have the right by written election to the Company to convert all or any portion of the outstanding Series A Shares. Immediately upon effectiveness of a registration statement registering for resale all of the Registrable Securities (as defined in the Registration Rights Agreement), all outstanding Series A Shares shall automatically convert into Common Stock, subject to certain beneficial ownership limitations.

Treasury stock

As of December 31, 2023 and 2022, the Company held 86,497 and 15,497, respectively, shares of its common stock at a cost of $917,159 and $816,707, respectively. Shares of common stock that are repurchased are classified as treasury stock pending future use and reduce the number of shares outstanding used in calculating earnings per share. Cosmos may repurchase shares from time to time through open market purchases in accordance with applicable securities laws and other restrictions. The Company repurchased 71,000 shares of its common stock for $100,452 during the year ended December 31, 2023.

On January 24, 2023, the Company announced that its Board of Directors has approved a share repurchase program with authorization to purchase up to $3 million of its common stock. Cosmos may repurchase shares from time to time through open market purchases in accordance with applicable securities laws and other restrictions.

Mezzanine Equity

The Series A Shares are recorded as mezzanine equity in accordance with ASC 480 at its initial net carrying value in the amount of $5,452,300. The Series A Shares are recorded as mezzanine equity in accordance with ASC 480 as the Company may be obligated to issue a variable number of shares at a fixed price known at inception and there is no maximum number of shares that could potentially be issued upon conversion. In this instance, cash settlement would be presumed and the Series A Shares are classified as mezzanine equity in accordance with ASC 480-10-S99. Immediately upon effectiveness of the registration statement registering for resale of all the common stock issuable under the Series A Shares, all outstanding Series A Shares shall automatically convert into common stock.

As of December 31, 2022, 6,000 of the Series A Shares had been converted into 386,588 shares of common stock in accordance with the terms of the agreements and thus an amount of $5,452,300 was reclassified from mezzanine equity to common stock and additional paid-in capital, in the aggregate.

Common Stock

The Company is authorized to issue 300 million shares of common stock. As of December 31, 2023 and 2022, the Company 15,982,472 and 10,605,412 shares of our common stock issued, respectively, and 15,895,975 and 10,589,915 shares outstanding, respectively.

Issuance of Common Stock

During the 12 months ended December 31, 2023, the Company issued 15,258 shares of common stock to a consultant for services rendered. The shares were valued and expensed in the amount of $96,888 on the date of issuance and are separately presented in the consolidated statement of changes in stockholders’ equity and mezzanine equity as “Shares issued in lieu of cash” for the year ended December 31, 2023.

On April 3, 2023, the Company issued 185,000 shares of unvested common stock to employees, officers and directors under the Company’s Equity Incentive Plan. These shares vest in two tranches, 1) 50% vesting on October 2, 2023, and 2) 50% vesting on October 2, 2024. The Company valued these shares on April 3, 2023 in the amount of $653,050 which is being amortized over the vesting period. During the year ended December 31, 2023, the Company had recorded $323,957 of stock-based compensation expense related to the shares issued, which is included in “General and administrative expense” on the accompanying consolidated statements of operations and comprehensive loss. As of December 31, 2023, the unamortized stock-based compensation for the 185,000 shares of common stock was $329,093, which will be amortized through October 2, 2024.

On June 15, 2023, the Company issued 99,710 shares of common stock related to the acquisition of the customer base of Bikas. The fair value of these shares at the acquisition date was $316,081, which was included in the purchase price.

On June 30, 2023, the Company issued 46,377 shares of common stock related to the acquisition of the Cana. The fair value of these shares at the acquisition date was $138,667, which was included in the purchase price of Cana.

On July 20, 2023, the Company entered into a Securities Purchase Agreement with three investors to issue and sell in the aggregate 1,401,163 shares of common stock, 715,773 pre-funded warrants at an exercise price of $0.01 per share in lieu of common stock and warrants to purchase 1,935,484 warrants at an exercise price of $2.75 per share of common stock. The 1,935,484 warrants expire on January 1, 2029. The common stock and warrants were sold together at the unit price of $2.75 per share, raised gross proceeds of approximately $5,250,000, and incurred financing fees of approximately $443,000. The Company issued 2,116,936 shares of common stock which were recorded in the amount of $4,807,038 on the Company’s consolidated statements of changes in stockholders’ equity and mezzanine equity.

The July 20, 2023 Securities Purchase Agreement triggered a downround provision for 782,610 previously issued warrants.  The Company recorded a deemed dividend in the amount of $15,385, which was calculated using the Black-Scholes option pricing model with the following assumptions: a) exercise prices of $11.50 before repricing and $2.75 after repricing, b) common stock fair value of $1.89, c) volatility of 253.1% before repricing and 234.7% after repricing, d) discount rate of 4.26% before repricing and 4.03% after repricing, e) terms of 4.42 years before repricing and 5.51 years after repricing and f) dividend rate of 0%.

On October 9, 2023, the Company issued 280,000 shares for the acquisition of Cloudscreen. The fair value of these shares at the acquisition date was $319,200, which was included in the purchase price.

On October 24, 2023, the Company issued 51,485 shares of common stock priced at $1.01, which is the fair market value of our stock on the date of the agreement, to George Terzis, the CFO of the Company, in exchange for $52,000 of debt. The debt related to unpaid salaries and bonuses, the Company had due to Mr. Terzis, as of December 31, 2023. This amount was recorded as equity.

On November 21, 2023, the Company issued 970,000, in the aggregate, shares of common stock to multiple parties for services rendered. The fair value of these shares was $77,448, which was recorded as general and administrative expense.  They were treated as Nonemployee share-based payment equity awards and measured at the grant-date fair value of the equity instruments, similar to employee share-based payment equity awards.

On December 29, 2023, the Company issued 125,294 shares of common stock related to the acquisition of the customer base of Bikas. The fair value of these shares was $176,665, which was included in the purchase price.

During the year ended December 31, 2022, the Company issued 300 shares of common stock for services rendered and recorded $3,120 of compensation expense in relations to the services.

Reverse split

On December 15, 2022 the Company announced a reverse stock split with a ratio of 1-for-25 (one-for-twenty five) effective at the opening of the business day on Friday, December 16, 2022. The CUSIP number of the Company after the split will change to 221413-305. The reverse stock split was authorized at the Company’s Annual General Meeting (“AGM”) on December 2, 2022 and was approved by the Company’s Board of Directors on December 15, 2022. The Company’s financial statements and supplementary data for all periods presented in this Annual Report on Form 10-K have been retrospectively adjusted to give effect to the reverse stock split.

Debt Conversions

During the year ended December 31, 2022, the Company issued 9,520 shares of common stock upon the conversion of $1,190,000 of notes payable. The Company recorded $973,420 as a capital contribution and an increase in equity related to the conversion of the $1,190,000 reduced by $216,580 recorded as a gain upon extinguishment of debt upon modification. The $216,580 gain upon extinguishment was determined using the fair value of the Company of $102.25 per share at the extinguishment commitment date.

On May 1, 2022, the Company issued 1,574 shares of common stock to convert $26,515 principal and accrued interest. Following the conversion, the outstanding balance of the above Note was $0. Upon conversion, the 1,574 shares were issued at a fair value of $38,144 which was recorded as equity. Accordingly, upon conversion, the Company reduced its derivative liability by $11,629 (see Note 11).

Exercise of Warrants

During the year ended December 31, 2022, the Company issued 3,608,667 shares of common stock upon the exercise of 3,608,667 warrants. The Company received proceeds of $10,826,000 upon exercise.

During the year ended December 31, 2022, the Company issued 526,112 shares of common stock upon the cashless exercise of 776,674 warrants.

During the year ended December 31, 2023, the Company issued 2,437,063 shares of common stock upon the exercise of 2,437,063 warrants. The Company received proceeds of $3,533,741 upon exercise.

Issuance of Common Stock and Warrants

On December 29, 2023, the Company entered into a warrant exchange agreement (the “Warrant Exchange”) with an investor to reduce the exercise price of 2,437,063 warrants from $2.75 per share to $1.45 per shares as an inducement to exercise. The Company issued 1,487,000 shares of common stock, held 950,063 shares in escrow until the investor’s beneficial ownership limitation allows for the transfer of the escrow shares, and received gross cash proceeds of 3,533,741. The Company contingently granted 4,874,126 additional warrants to be issued upon shareholder approval, with an exercise price of $1.45 and a term of five years. For the year ending December 31, 2023, the Company recorded a deemed dividend of $7,642 for the inducement to exercise and $7,218,485 for the grant of new warrants.

On May 25, 2022, the Company granted 1,333 warrants to a third party based on a settlement agreement signed on May 25, 2022, as compensation concerning the consulting services the third party provided for the Private Placement closed on February 28, 2022. The Company recorded stock-based compensation in the amount of $24,101 upon issuance of the warrants valued using the Black-Scholes option pricing model with the following assumptions: a) common stock fair value of $26.75, b) exercise price of $82.50, c) term of 5.51 years, d) volatility of 107.3%, e) dividend rate of 0%, and f) discount rate of 2.71%.

On June 7, 2022, the Company issued 344,765 warrants upon triggering the down round protection feature in relation to the warrants issued in connection with the Series A shares with an exercise price of $15.54 and a term of approximately 5 years. Additionally, the Company lowered the exercise price of the 80,000 warrants then outstanding from $82.50 to $15.54 per common share upon triggering the down round protection. The Company recorded a deemed dividend in the amount of $8,480,379 in relation to the down round protection feature for the incremental value of the shares issued and lowered exercise price valued using the Black-Scholes option pricing model with the following assumptions: a) common stock fair value of $26.75, b) old exercise price of $82.50 and revised exercise price of $15.54, c) term of 5.24 years, d) volatility of 121.47%, e) dividend rate of 0%, and f) discount rate of 2.99%.

On July 14, 2022, the Company issued 300 shares to a consultant for services rendered. For the year ended December 31, 2022, the Company recorded $3,120 as general and administrative expense related to the issuance.

On October 20, 2022, the Company issued 2,486,667 shares of common stock and 5,000,000 warrants, in the aggregate, upon entering into a securities purchase agreement for an aggregate purchase price of $7,500,000. Of the 5,000,000 warrants, 2,500,000 were designated as Series A and 2,500,000 were designated as Series B. The Series A warrants have an exercise price of $3.00 per share and expire two years from the date of issuance. The Series B warrants have an exercise price of $3.00 per share and expire seven years from the date of issuance. The Company allocated the proceeds between the common stock and warrants issued and recorded a discount to the common stock associated with the warrants in the amount of $8,437,977, in the aggregate, which was recorded as additional paid-in capital and a deemed dividend. The warrants were valued using the Black-Scholes option pricing model with the following assumptions: a) fair value of common stock of $2.20, b) exercise price of $3.00, c) terms of two years and seven years, d) dividend rate of 0%, e) volatility of 135.05% and 129.02%, and f) risk free interest rate of 4.62% and 4.36%.

On October 20, 2022, the Company cancelled 424,765 warrants in exchange for 849,530 additional warrants with existing warrant holders. The new warrants were issued with an exercise price of $3.00 per common share and a term of seven years. As a result, the Company recorded a deemed dividend as an increase to accumulated deficit and additional paid-in capital and reduced net income available to common shareholders by $1,067,876. The Company valued (a) the fair value of the 424,765 warrants immediately before exchange in the amount of $645,108, (b) the fair value of the warrants immediately after the exchange in the amount of $1,712,984, and (c) recorded the difference as a deemed dividend in the amount of $1,067,876. The warrants were valued using the Black-Scholes option pricing model using the following assumptions: a) fair value of common stock of $2.20, b) exercise prices of $15.54 pre-exchange and $3.00 post-exchange, c) terms of 4.87 years pre-exchange and seven years post-exchange, d) dividend rate of 0%, e) volatility of 132.3% pre-exchange and 131.9% post-exchange, and f) risk free interest rate of 4.45% pre-exchange and 4.36% post-exchange.

On November 21, 2022, the Company entered into a settlement and general release pursuant to a letter agreement dated July 7, 2021 whereby a consultant claimed to be entitled to compensation with respect to a previous financing. As a result of the settlement, the Company issued 40,000 shares of common stock which was recorded as general and administrative expense for the year ended December 31, 2022 in the amount of $173,121.

On December 19, 2022, the Company issued 2,828,320 shares of common stock and 2,828,320 warrants (of which 260,870 were cancelled subsequent to December 31, 2022), in the aggregate, upon entering into a securities purchase agreement for an aggregate purchase price of $32,525,680 and net proceeds of $30,600,319. The warrants have an exercise price of $11.50 per share and expire five years from the date of issuance. The Company allocated the proceeds between the common stock and net warrants issued and recorded a discount to the common stock associated with the warrants in the amount of $17,778,260 which was recorded as additional paid-in capital and a deemed dividend. The warrants were valued using the Black-Scholes option pricing model with the following assumptions: a) fair value of common stock of $11.50, b) exercise price of $7.59, c) terms of five years, d) dividend rate of 0%, e) volatility of 157.53%, and f) risk free interest rate of 3.70%.

No options warrants or other potentially dilutive securities other than those disclosed above have been issued as of December 31, 2023.

Warrant Classification

The Company determines the classification of its warrants upon issuance by identifying the instrument issued to determine if it is debt or equity classified. The Company determined its warrants meet the scope exception in ASC 815-10 and are equity classified because, (a) the warrant is indexed to the Company’s own stock, (b) require settlement in equity shares, and (c) the Company has enough authorized and unissued shares.